Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
A reconciliation between the expected income tax provision at the federal statutory rate and the reported income tax provision is approximately as follows:

(in thousands)	Year Ended December 31, 2020	Year Ended December 31, 2019
Federal income tax at statutory rate	$(3,280)	$(2,020)
State income tax, net of federal benefit	(960)	(671)
Permanent differences	226	122
Tax credits generated in current year	(628)	(432)
Valuation allowance change	4,506	3,001
Other	$136	$—
Total	$—	$—

Schedule of Deferred Tax Assets and Liabilities	Components of the Company’s deferred tax assets are as follows:

(in thousands)	December 31, 2020	December 31, 2019
Deferred tax assets
Depreciation and amortization	$4,414	$2,030
Loss carryforwards	3,348	1,887
Lease liabilities	1,296	—
Tax credit carryforwards	1,183	556
Equity-based compensation	64	12
Total deferred tax assets	10,305	4,485
Valuation allowance for deferred tax assets	(8,991)	(4,485)
Total deferred tax assets, net of valuation allowance	$1,314	$—

Deferred tax liability
Right-of-use assets	(1,314)	—
Net deferred tax assets (liability)	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of the liability for uncertain tax positions, excluding potential interest and penalties, is as follows:

(in thousands)	December 31, 2020
Balance as of December 31, 2019	$—
Increase based on current year tax positions	204
Increase for prior year tax positions	187
Balance as of December 31, 2020	$391